Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Service Type
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(In thousands)	2023	2022
Services transferred at a point in time:
Flights	$303,299	$314,039
Services transferred over time:
Memberships	5,458	3,939
MRO	4,606	1,556
Fractional ownership purchase price	1,999	508
	$315,362	$320,042
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Services transferred at a point in time:
Flights	$74,384	$97,428	$150,504	$172,029
Services transferred over time:
Memberships	1,339	1,437	2,806	2,915
MRO	2,244	1,113	3,734	1,817
Fractional ownership purchase price	1,046	360	1,941	609
	$79,013	$100,338	$158,985	$177,370

Rollforward of Deferred Revenue
The following tables provide a rollforward of deferred revenue:

(In thousands)	Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	(179,355)
Revenue deferred	207,162
Balance as of December 31, 2022	60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	$93,940
The following tables provide a rollforward of deferred revenue for the six months ended June 30, 2024:

Amount
Balance as of December 31, 2023	$93,940
Revenue recognized	127,990
Revenue deferred	(130,787)
Balance as of June 30, 2024	$91,143